Average Annual Total Returns - Direxion Monthly Small Cap Bear 2X Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(53.37%)	(31.77%)	(28.50%)	(53.37%)	(31.85%)	(28.54%)	(31.60%)	(18.91%)	(12.45%)	19.96%	13.26%	11.20%